Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Beginning of Period		$ 21,052	$ 27,276
Additions Charged to Costs and Expenses
Additions Charged to Other Accounts	[1]	765,732	425,140
Deductions	[2]	757,606	431,364
End of Period		$ 29,178	$ 21,052

[1]	Allowance for doubtful accounts charged to bad debt expense of $15,673 and $0 and during fiscal years 2019 and 2018, respectively. Cash discounts allowed on sales and charged against revenue of $750,059 and $425,140 during fiscal years 2019 and 2018, respectively.
[2]	Accounts receivable written off of $7,547 and $1,224 and cash discounts taken on sales of $750,059 and $430,140 during fiscal years 2019 and 2018, respectively.